Subsequent Events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 17—Subsequent Events
In May 2022, VTAMA (tapinarof) cream was approved by the FDA as the first and only
FDA-approved
steroid-free topical medication in its class for the treatment of plaque psoriasis in adult patients.
Following the approval of VTAMA cream by the FDA in May 2022, Dermavant received $160.0 million in June 2022 pursuant to the terms of the RIPSA as described in Note 7, “Long-Term Debt and Loan Commitment.”
Also, as a result of FDA approval, Dermavant achieved a regulatory milestone to GSK of £100.0 million (approximately $126 million on the date of achievement), which will be paid within
 70
calendar days of FDA approval. Additionally, the first sale of VTAMA cream in May 2022 resulted in the achievement of a milestone to Welichem Biotech Inc. of CAD$
25.0 million (approximately $20
million on the date of achievement), which will be paid within
60 calendar days of the invoice date. Dermavant intends to primarily use the RIPSA proceeds for the payment of these obligations.